Certrys

1-36879

NYSE

[redacted]

15005246

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

March 19, 2015

Received SEC
MAR 19 2015
Washington, DC 2054

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, $0.01 par value per share of Journal Media Group, Inc. under the Exchange Act of 1934.

Sincerely,

[signature]